NOTE 11 - SUBSEQUENT EVENTS	Dec. 31, 2022
Notes
NOTE 11 - SUBSEQUENT EVENTS	NOTE 11 – SUBSEQUENT EVENTS On February 23, 2023, trading was initiated on the Company’s common stock through its listing on the OTCQB.